Debt - Long-Term Debt- Narrative (Details)				1 Months Ended									12 Months Ended
	Dec. 31, 2024 USD ($) agreement	Mar. 09, 2024 USD ($)	Dec. 27, 2023 USD ($) shares	May 31, 2024 USD ($)	Mar. 31, 2024 USD ($) debt_instrument	Feb. 29, 2024 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2024 USD ($) agreement	Dec. 31, 2023 USD ($) agreement	Jun. 30, 2024	Apr. 30, 2024 USD ($)	Mar. 04, 2024 USD ($)	Dec. 26, 2023 USD ($)	Oct. 28, 2022 USD ($)	Oct. 17, 2022 USD ($)	Sep. 30, 2022 USD ($)	May 11, 2021	Nov. 30, 2020 USD ($)	Aug. 31, 2019 USD ($)
Schedule of Debt [Line Items]
Number of separate loan agreements | agreement	30												30	40
Unamortized debt issuance costs	$ 233,000												$ 233,000
Interest expense													21,183,000	$ 22,223,000
Long-term debt	188,910,000												188,910,000
Outstanding debt obligations for which waiver letters were received	19,365,000												19,365,000	42,675,000
Derivative liability	3,014,000												3,014,000	2,508,000			$ 3,746,000
Derivative liability, write-off			$ 0
Unrealized gain (loss) related to the change in fair value of derivative liability													0	(14,589,000)
7.75% Promissory Note Due April 2029 | Other Debt Payable
Schedule of Debt [Line Items]
Principal amount																$ 7,822,000
Interest rate																7.75%
Notes Payable to Banks
Schedule of Debt [Line Items]
Unamortized debt issuance costs	233,000												233,000	151,000
Amortization of debt issuance costs													130,000	98,000
Interest expense													11,587,000	9,251,000
Bridge Notes
Schedule of Debt [Line Items]
Unamortized debt issuance costs	$ 0												$ 0	0
Long-term debt																		$ 95,503,000	$ 85,000,000
Principal amount																			$ 35,000,000	$ 50,000,000
Maximum borrowing capacity																				$ 85,000,000
Interest rate																				10.00%
Derivative liability																				$ 1,441,000
Principal balance converted			85,000,000
Interest converted			10,503,000
Debt issuance cost, write-off			$ 717,000
Bridge Notes | Common Class A
Schedule of Debt [Line Items]
Debt converted, shares issued (in shares) | shares			9,550,274
Other Debt Payable | EID loan
Schedule of Debt [Line Items]
Debt, term											30 years
Proceeds from loans											$ 122,000
Interest rate											3.75%
Principal and interest deferral period											12 months											24 months
Other Debt Payable | 7.25% Promissory Note
Schedule of Debt [Line Items]
Debt instrument, term						5 years
Principal amount						$ 4,200,000
Interest rate						7.25%
Other Debt Payable | 9.45% Promissory Note 1 and 9.45% Promissory Note 2
Schedule of Debt [Line Items]
Number of debt instruments entered into | debt_instrument					2
Other Debt Payable | 9.45% Promissory Note 1
Schedule of Debt [Line Items]
Debt instrument, term					10 years
Principal amount					$ 6,964,000
Interest rate															9.45%
Other Debt Payable | 9.45% Promissory Note 2
Schedule of Debt [Line Items]
Debt instrument, term					10 years
Principal amount					$ 6,964,000
Interest rate															9.45%
Other Debt Payable | 8.81% Promissory Note
Schedule of Debt [Line Items]
Debt instrument, term				5 years
Principal amount				$ 12,600,000
Interest rate				8.81%
Minimum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term	2 years												2 years
Maximum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term	15 years												15 years
Secured Debt | Line of Credit
Schedule of Debt [Line Items]
Maximum borrowing capacity												$ 12,255,000		15,250,000							$ 32,250,000		$ 27,250,000	$ 22,255,000
Floor rate												0.0225
Debt instrument, term												12 years
Late payment, penalty fee, percent												5.00%
Long-term debt	$ 3,126,000												$ 3,126,000	13,148,000
Available borrowing capacity	12,124,000												12,124,000	$ 2,102,000
Secured Debt | Line of Credit | Overnight LIBOR
Schedule of Debt [Line Items]
Basis spread on variable rate												2.25%
Secured Debt | Line of Credit | LIBOR
Schedule of Debt [Line Items]
Basis spread on variable rate												3.00%
Revolving Credit Facility | Line of Credit
Schedule of Debt [Line Items]
Maximum borrowing capacity		$ 60,000,000								$ 60,000,000
Long-term debt	$ 59,540,000												59,540,000
Proceeds from loans							$ 3,000,000	$ 8,713,000	$ 3,300,000	$ 44,527,000
Revolving Credit Facility | Line of Credit | Prime Rate | Variable Rate Component One
Schedule of Debt [Line Items]
Basis spread on variable rate										1.25%
Revolving Credit Facility | Line of Credit | Prime Rate | Variable Rate Component Two
Schedule of Debt [Line Items]
Basis spread on variable rate										(1.88%)
Revolving Credit Facility | Line of Credit | SOFR
Schedule of Debt [Line Items]
Basis spread on variable rate	1.25%						1.25%	1.25%	1.25%	1.25%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Three
Schedule of Debt [Line Items]
Basis spread on variable rate										1.25%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Four
Schedule of Debt [Line Items]
Basis spread on variable rate		1.50%
Revolving Credit Facility | Line of Credit | Daily Simple SOFR Rate | Variable Rate Component Four
Schedule of Debt [Line Items]
Basis spread on variable rate										1.25%
Revolving Credit Facility | Line of Credit | LOC Master Note
Schedule of Debt [Line Items]
Outstanding balance	$ 59,540,000												$ 59,540,000